Post-employee benefit plans (Tables)	6 Months Ended
Jun. 30, 2019
Employee Benefits [Abstract]
Components of post-employment benefit plans service cost
COMPONENTS OF POST-EMPLOYMENT BENEFIT PLANS SERVICE COST

	THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	2019	2018	2019	2018
DB pension	(48)	(53)	(96)	(106)
DC pension	(25)	(24)	(59)	(57)
OPEBs	—	(1)	(1)	(2)
Less:
Capitalized benefit plans cost	15	15	29	29
Total post-employment benefit plans service cost included in operating costs	(58)	(63)	(127)	(136)
Other costs recognized in severance, acquisition and other costs	—	—	—	(4)
Total post-employment benefit plans service cost	(58)	(63)	(127)	(140)

Components of post-employment benefit plans financing cost
COMPONENTS OF POST-EMPLOYMENT BENEFIT PLANS FINANCING COST

	THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	2019	2018	2019	2018
DB pension	(5)	(5)	(10)	(11)
OPEBs	(10)	(12)	(21)	(23)
Total interest on post-employment benefit obligations	(15)	(17)	(31)	(34)